Assets and liabilities held for sale - Businesses held for sale (Details) $ in Millions, $ in Millions						12 Months Ended
	Aug. 01, 2022 AUD ($)	Feb. 28, 2022 AUD ($)	Dec. 20, 2021 AUD ($)	Aug. 09, 2021	Jul. 06, 2021	Sep. 30, 2023 AUD ($)	Sep. 30, 2022 AUD ($)	Sep. 30, 2021 AUD ($)	Feb. 28, 2022 NZD ($)	Jun. 28, 2021 AUD ($)
Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Amount of wholesale dealer loans transferred			$ 1,000
Pre-tax gain on sale							$ 170
Amount of existing retail auto loans not included in sale							9,000
Westpac New Zealand Life Insurance business
Assets and liabilities held for sale
Pre-tax gain on sale		$ 119
Sale price									$ 417
Westpac New Zealand Life Insurance business | Agreement for the distribution of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement					15 years
Westpac Australian Life Insurance business
Assets and liabilities held for sale
Separation and transaction costs								$ 224
Sale price	$ 900
Pre-tax loss recognised	$ 1,112
Westpac Australian Life Insurance business | Strategic alliance for the provision of life insurance products
Assets and liabilities held for sale
Term of exclusive agreement				20 years
Held for sale | Advance Asset Management Limited and BT Superannuation Funds
Assets and liabilities held for sale
Separation and transaction costs							$ 106
Held for sale | Advance Asset Management Limited and BT Superannuation Funds | Forecast
Assets and liabilities held for sale
Expected loss on sale, net of tax						$ 305
Held for sale | Westpac Motor Vehicle Dealer Finance and Novated Leasing business
Assets and liabilities held for sale
Auto dealer and introducer agreements together with wholesale dealer loans										$ 1,000